Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	311,014.41
Total Transaction Valuation	2,252,095,652.25
Total Offset Amount	0.00
Net Fee	$ 311,014.41
Offering Table N/A
Offset Table N/A	N/A